Aug. 01, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated October 8, 2018 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018, and the Statement of Additional Information (the “SAI”), dated August 1, 2018 (as revised September 24, 2018), for the iShares North American Tech ETF (IGM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around December 24, 2018.

	Current	New
Fund Name	iShares North American Tech ETF	iShares Expanded Tech Sector ETF
Underlying Index	S&P North American Technology IndexTM	S&P North American Expanded Technology Sector Index
Investment Objective	The iShares North American Tech ETF seeks to track the investment results of an index composed of North American equities in the technology sector.	The iShares Expanded Tech Sector ETF seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph (excluding the last two sentences) of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P North American Expanded Technology Sector Index (the “Underlying Index”), which measures the performance of U.S.-traded stocks from the technology sector and select technology-related companies from the communication services and consumer discretionary sectors in the U.S. and Canada, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index includes companies in the following categories: producers of sophisticated computer-related devices; providers of communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; semiconductors and semiconductor equipment manufacturers; and select company engaging in content and information creation or distribution. The Underlying Index may include large-, mid- or small-capitalization companies.

Change in the Fund's "Summary of Principal Risks"

The section of the Summary Prospectus and Prospectus entitled "Summary of Principal Risks" is amended to add the following:

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated October 8, 2018 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018, and the Statement of Additional Information (the “SAI”), dated August 1, 2018 (as revised September 24, 2018), for iShares North American Tech-Software ETF (IGV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around December 24, 2018.

	Current	New
Fund Name	iShares North American Tech-Software ETF	iShares Expanded Tech-Software Sector ETF
Underlying Index	S&P North American Technology Software IndexTM	S&P North American Expanded Technology Software Index
Investment Objective	The iShares North American Tech-Software ETF seeks to track the investment results of an index composed of North American equities in the software sector.	The iShares Expanded Tech-Software Sector ETF seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph (excluding the last two sentences) of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P North American Expanded Technology Software Index (the “Underlying Index”), which measures the performance of U.S.-traded stocks from the software industry and select companies from the interactive home entertainment and interactive media and services sub-industries in the U.S. and Canada, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index includes companies that are producers of client/server applications; enterprise software; application software; home entertainment software; and media and services software. The Underlying Index may include large-, mid- or small-capitalization companies.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.